DERIVATIVE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of assumptions used for determining the fair value of the convertible instruments under the Black-Scholes option pricing model
2012

Dividend rate	0%
Term (in years)	2.00 - 2.17 Years
Volatility	103% - 110%
Risk-free interest rate	0.27% - 0.33%